LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Components of earnings per share, basic and diluted
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2017	2016	2015
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	(179,703)	(186,531)	(171,146)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2017	2016	2015
Basic and diluted loss per share:
Weighted average number of common shares outstanding	100,597	93,933	93,422

Loss per share are as follows:

	2017	2016	2015
Basic and diluted	$(1.79)	$(1.99)	$(1.83)